Pioneer International Equity Fund

Schedule of Investments | August 31, 2020

Ticker Symbols:
Class A Class C Class Y	PIIFX PCITX INVYX

Shares		Value
	UNAFFILIATED ISSUERS - 96.2%
	COMMON STOCKS - 95.8% of Net Assets
	Aerospace & Defense - 1.3%
668,400	Singapore Technologies Engineering Ltd.	$1,665,317
	Total Aerospace & Defense	$1,665,317
	Automobiles - 2.2%
130,402	Fiat Chrysler Automobiles NV	$1,437,472
22,100	Toyota Motor Corp.	1,461,120
2,731(a)	XPeng, Inc. (A.D.R.)	55,986
	Total Automobiles	$2,954,578
	Banks - 7.3%
149,098(a)	ABN AMRO Bank NV (144A)	$1,420,028
60,267	BNP Paribas S.A.	2,626,243
257,253(a)	Grupo Financiero Banorte S.A.B de CV, Class O	883,696
201,500	ING Groep NV	1,639,267
92,095	KB Financial Group, Inc.	2,852,296
	Total Banks	$9,421,530
	Beverages - 0.9%
33,000	Asahi Group Holdings, Ltd.	$1,153,977
	Total Beverages	$1,153,977
	Building Products - 2.5%
16,900	Daikin Industries, Ltd.	$3,179,078
	Total Building Products	$3,179,078
	Capital Markets - 4.6%
24,500	Euronext NV (144A)	$2,978,224
241,796	UBS Group AG	2,945,146
	Total Capital Markets	$5,923,370
	Chemicals - 1.9%
3,878	LG Chem, Ltd.	$2,401,467
	Total Chemicals	$2,401,467
	Construction Materials - 1.7%
59,171	CRH Plc	$2,239,445
	Total Construction Materials	$2,239,445
	Containers & Packaging - 1.0%
34,685	Smurfit Kappa Group Plc	$1,240,361
	Total Containers & Packaging	$1,240,361
	Electrical Equipment - 4.6%
122,300	Mitsubishi Electric Corp.	$1,679,829
33,618	Schneider Electric SE	4,169,110
	Total Electrical Equipment	$5,848,939
	Electronic Equipment, Instruments & Components - 4.7%
3,700	Keyence Corp.	$1,523,675
14,300	Murata Manufacturing Co. Ltd.	846,215
53,285	Samsung Electronics Co., Ltd.	2,423,711
3,239	Samsung SDI Co. Ltd.	1,231,269
	Total Electronic Equipment, Instruments & Components	$6,024,870
	Energy - 1.1%
268,558	Rosneft Oil Co. PJSC (G.D.R.)	$1,359,441
	Total Energy	$1,359,441
	Food & Staples Retailing - 3.0%
19,340	Magnit PJSC	$1,155,353
82,000	Seven & i Holdings Co., Ltd.	2,653,995
	Total Food & Staples Retailing	$3,809,348
	Food Products - 3.4%
17,490	Danone S.A.	$1,151,036
23,857	Kerry Group Plc	3,161,521
	Total Food Products	$4,312,557
	Health Care Equipment & Supplies - 6.3%
32,100	Hoya Corp.	$3,153,816
69,379	Koninklijke Philips NV	3,280,894
15,553	Medtronic Plc	1,671,481
	Total Health Care Equipment & Supplies	$8,106,191
	Health Care Providers & Services - 1.5%
42,355	Fresenius SE & Co. KGaA	$1,955,260
	Total Health Care Providers & Services	$1,955,260
	Household Durables - 3.6%
54,658	Persimmon Plc	$1,913,616
33,800	Sony Corp.	2,645,925
	Total Household Durables	$4,559,541
	Household Products - 2.1%
29,600	Henkel AG & Co. KGaA	$2,657,831
	Total Household Products	$2,657,831
	Industrial Conglomerates - 1.4%
13,393	Siemens AG	$1,848,566
	Total Industrial Conglomerates	$1,848,566
Shares		Value
	Industrials - 0.9%
6,031	Kansas City Southern	$1,097,883
	Total Industrials	$1,097,883
	Insurance - 6.2%
11,582	Allianz SE	$2,508,475
292,500	Ping An Insurance Group Co. of China, Ltd., Class H	3,099,360
6,340	Zurich Insurance Group AG	2,347,126
	Total Insurance	$7,954,961
	Interactive Media & Services - 0.5%
9,400	Tencent Holdings, Ltd.	$ 640,591
	Total Interactive Media & Services	$ 640,591
	Internet & Direct Marketing Retail - 2.4%
86,100(a)	Alibaba Group Holding, Ltd.	$3,097,721
	Total Internet & Direct Marketing Retail	$3,097,721
	IT Services - 1.1%
21,592	Cognizant Technology Solutions Corp.	$1,443,641
	Total IT Services	$1,443,641
	Life Sciences Tools & Services - 2.3%
4,685	Lonza Group AG	$2,904,700
	Total Life Sciences Tools & Services	$2,904,700
	Media - 0.6%
909,178	ITV Plc	$ 738,288
	Total Media	$ 738,288
	Metals & Mining - 1.6%
32,958	Rio Tinto Plc	$2,022,084
	Total Metals & Mining	$2,022,084
	Multi-Utilities - 1.9%
60,822	RWE AG	$2,411,639
	Total Multi-Utilities	$2,411,639
	Oil, Gas & Consumable Fuels - 0.4%
7,656	LUKOIL PJSC (A.D.R.)	$ 514,713
	Total Oil, Gas & Consumable Fuels	$ 514,713
	Personal Products - 4.2%
5,885	L'Oreal S.A.	$1,946,883
59,063	Unilever NV	3,425,731
	Total Personal Products	$5,372,614
	Pharmaceuticals - 5.8%
20,592	AstraZeneca Plc	$2,295,459
15,100	Eisai Co., Ltd.	1,318,174
11,050	Roche Holding AG	3,864,082
	Total Pharmaceuticals	$7,477,715
	Real Estate Management & Development - 1.4%
72,391	Grand City Properties S.A.	$1,858,640
	Total Real Estate Management & Development	$1,858,640
	Semiconductors & Semiconductor Equipment - 2.5%
17,872	SK Hynix, Inc.	$1,124,963
144,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,092,632
	Total Semiconductors & Semiconductor Equipment	$3,217,595
	Software - 1.1%
24,187	Oracle Corp.	$1,383,980
	Total Software	$1,383,980
	Textiles, Apparel & Luxury Goods - 1.8%
3,744(a)	adidas AG	$1,133,570
2,488	LVMH Moet Hennessy Louis Vuitton SE	1,168,082
	Total Textiles, Apparel & Luxury Goods	$2,301,652
	Trading Companies & Distributors - 4.0%
71,273	Ashtead Group Plc	$2,483,006
27,602	Ferguson Plc	2,722,742
	Total Trading Companies & Distributors	$5,205,748
	Wireless Telecommunication Services - 2.0%
88,700	KDDI Corp.	$2,573,203
	Total Wireless Telecommunication Services	$2,573,203
	TOTAL COMMON STOCKS
	(Cost $102,313,382)	$122,879,035
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.4% of Net Assets
500,000(b)	United States Treasury Bill, 9/17/20	$ 499,980
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $499,968)	$ 499,980
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.2%
	(Cost $102,813,350)(c)	$123,379,015
	OTHER ASSETS AND LIABILITIES - 3.8%	$4,892,047
	NET ASSETS - 100.0%	$128,271,062

REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2020, the value of these securities amounted to $4,398,252, or 3.4% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Japan	18.0%
United Kingdom	13.8%
Germany	10.1%
Switzerland	9.8%
France	9.0%
South Korea	8.1%
Netherlands	7.6%
Ireland	6.7%
China	5.6%
United States	3.6%
Russia	2.5%
Taiwan	1.7%
Luxembourg	1.5%
Singapore	1.3%
Mexico	0.7%
100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$55,986	$2,898,592	$–	$2,954,578
Health Care Equipment & Supplies	1,671,481	6,434,710	–	8,106,191
Industrials	1,097,883	–	–	1,097,883
IT Services	1,443,641	–	–	1,443,641
Oil, Gas & Consumable Fuels	514,713	–	–	514,713
Software	1,383,980	–	–	1,383,980
All Other Common Stocks*	–	107,378,049	–	107,378,049
U.S. Government and Agency Obligation	–	499,980	–	499,980
Total Investments in Securities	$6,167,684	$117,211,331	$–	$123,379,015

*  Securities are valued using inputs/data furnished by independent pricing services using fair value factors.

For the nine months ended August 31, 2020 there were no transfers between Levels 1, 2 and 3.